Business combinations (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Nov. 30, 2023	Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business combination for purchase price		$ 400
Goodwill amortized over a period		15 years
Business combination acquisition related costs		$ 100
Stock issued during period shares acquisitions	6,818
Stock issued during period Value acquisitions	$ 100	$ 400